SHARE CAPITAL AND OTHER RESERVES (Tables)	12 Months Ended
Jun. 30, 2020
SHARE CAPITAL AND OTHER RESERVES [Abstract]
Authorized Share Capital and Classes of Equity
The authorized share capital as of June 30, 2020 is tabulated below:

	June 30, 2020	June 30, 2019
	Number of shares
Series A	1	1
Series B	12,512,994	12,512,994
Series C	12,639,389	12,639,389
Class A	79,766,504	79,766,504
Class B	3,139,114	2,559,323
	108,058,003	107,478,212

	(US$'000)
Par value	0.000111651	0.000111651

Share Capital	12	12